Employee benefits (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bonus expenses under performance-related bonus plan
Bonus expenses	€ 14,588	€ 13,131	€ 9,694